Related Party Transactions - Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule Of Aggregate Amount Of Compensation Received By The Group SKey Management Abstract
Salaries and wages		$ 6,082	$ 5,336
Variable cash compensation	[1]	25,602	16,599
Aggregate amount of compensation		$ 31,684	$ 21,935

[1]	Includes US$3,054 paid to certain JBS USA executives related to performance bonuses. These balances were settled through treasury shares of JBS N.V. instead of cash payment.